Reinsurance - Schedule of Effect of Reinsurance on Premiums Earned and Benefits Incurred (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Life Insurance in Force
Direct earned premiums	$ 363.8	$ 750.4	$ 954.9
Premiums assumed	3.9	4.6	4.3
Premiums ceded	(362.6)	(750.2)	(953.7)
Net earned premiums	5.1	4.8	5.5
Direct policyholder benefits	649.0	763.3	853.1
Policyholder benefits assumed	12.6	14.4	13.4
Policyholder benefits ceded	(605.0)	(714.6)	(807.9)
Net policyholder benefits	56.6	63.1	58.6
Long Duration
Life Insurance in Force
Direct earned premiums	150.2	182.2	198.0
Premiums assumed	2.6	3.2	3.6
Premiums ceded	(148.4)	(180.6)	(196.1)
Net earned premiums	4.4	4.8	5.5
Direct policyholder benefits	505.0	399.6	413.6
Policyholder benefits assumed	12.7	14.4	13.4
Policyholder benefits ceded	(461.3)	(350.9)	(372.3)
Net policyholder benefits	56.4	63.1	54.7
Short Duration
Life Insurance in Force
Direct earned premiums	213.6	568.2	756.9
Premiums assumed	1.3	1.4	0.7
Premiums ceded	(214.2)	(569.6)	(757.6)
Net earned premiums	0.7	0.0	0.0
Direct policyholder benefits	144.0	363.7	439.5
Policyholder benefits assumed	(0.1)	0.0	0.0
Policyholder benefits ceded	(143.7)	(363.7)	(435.6)
Net policyholder benefits	$ 0.2	$ 0.0	$ 3.9